Note 18 - Net Earnings (Loss) Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares issued and outstanding at beginning of year (in shares)	38,504,311	35,806,955	35,801,732
Issued during the year (in shares)	91,754	1,389,361	335,253
Repurchased during the year (in shares)			(220,333)
Weighted average number of shares used in computing basic earnings per share (in shares)	38,596,065	37,196,316	35,916,652
Assumed exercise of stock options acquired under the treasury stock method (in shares)	271,771	389,937	392,326
Number of shares used in computing diluted earnings per share (in shares)	38,867,836	37,586,253	36,308,978